Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	$ 55	$ 34
Cash at banks	26,199	46,803
Total	$ 26,254	$ 46,837	$ 74,202	$ 52,833